Expense Example {- Franklin FTSE Asia ex Japan ETF} - Franklin Templeton ETF Trust 5-14 - Franklin FTSE Asia ex Japan ETF - Franklin FTSE Asia ex Japan ETF	Dec. 22, 2020 USD ($)
Expense Example:
1 year	$ 19
3 years	61
5 years	107
10 years	$ 243